CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company CNY (¥)	Share capital (Note 17) CNY (¥)	Share premium CNY (¥)	Other reserves CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Fair value reserve CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Retained earnings/ (Accumulated losses) CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Adjustment due to business combinations under common control (Note 39)	¥ 84,265		¥ 341,724							¥ (257,459)	¥ 11,124	¥ 95,389
Restated balance at Dec. 31, 2018	52,425,550	¥ 14,903,798	18,457,678	¥ 11,690,292	¥ 5,867,557	¥ 145,938	¥ 6,588	¥ 3,988,000	¥ 214,520	(2,848,821)	15,273,971	67,699,521
Profit for the year	595,643									595,643	638,449	1,234,092
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	42,923						42,923				250	43,173
Exchange differences on translation of foreign operations	(32,323)								(32,323)			(32,323)
Total comprehensive income for the year	606,243						42,923		(32,323)	595,643	638,699	1,244,942
Business combinations under common control (Note 39)	341,487		341,487								10,158	351,645
Capital injection from non-controlling shareholders	4,144			4,144							706,970	711,114
Acquisition of non-controlling interests	149,322			149,322							(149,322)
Disposal of subsidiaries	(1,547)					(1,666)				119	(26,234)	(27,781)
Issuance of senior perpetual securities	1,499,104							1,499,104				1,499,104
Issuance of share capital	(51,678)	2,118,875	8,564,661	(10,735,214)								(51,678)
Other appropriations	(5,317)					(5,317)					(17,768)	(23,085)
Share of reserves of joint ventures and associates	936					936						936
Distribution of other equity instruments	(212,000)									(212,000)	(140,648)	(352,648)
Dividends distribution of subsidiaries to non- controlling shareholders											(199,215)	(199,215)
Balance at Dec. 31, 2019	54,756,244	17,022,673	27,363,826	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,465,059)	16,096,611	70,852,855
Balance at December 31	54,671,979	17,022,673	27,022,102	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,207,600)	16,085,487	70,757,466
Adjustment due to business combinations under common control (Note 39)	117,307		350,291			1,173				(234,157)	16,141	133,448
Profit for the year	764,306									764,306	834,942	1,599,248
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(39,371)						(39,371)				(1,483)	(40,854)
Exchange differences on translation of foreign operations	163,008								163,008			163,008
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	(2,522)						(2,522)					(2,522)
Total comprehensive income for the year	885,421						(41,893)		163,008	764,306	833,459	1,718,880
Business combinations under common control (Note 39)	(13,329)		(13,329)								23,996	10,667
Capital injection from non-controlling shareholders	3,271		3,271								426,751	430,022
Disposal of subsidiaries	3,616			3,616								3,616
Issuance of senior perpetual securities	1,000,000							1,000,000				1,000,000
Release of deferred government subsidies	49,290			49,290								49,290
Other appropriations	33,432					33,432					(19,741)	13,691
Share of reserves of joint ventures and associates	7,047			(58)		7,105						7,047
Distribution of other equity instruments	(275,000)									(275,000)	(146,416)	(421,416)
Underwriting fees of other equity instruments	(675)							(675)				(675)
Dividends distribution of subsidiaries to non- controlling shareholders											(358,813)	(358,813)
Repayment of senior perpetual securities	(2,000,000)							(2,000,000)				(2,000,000)
Balance at Dec. 31, 2020	54,449,317	17,022,673	27,353,768	1,161,392	5,867,557	180,428	7,618	4,486,429	345,205	(1,975,753)	16,855,847	71,305,164
Balance at December 31	54,332,010	17,022,673	27,003,477	1,161,392	5,867,557	179,255	7,618	4,486,429	345,205	(1,741,596)	16,839,706	71,171,716
Profit for the year	5,079,562									5,079,562	2,709,457	7,789,019	$ 1,222,267
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(41,090)						(41,090)					(41,090)
Exchange differences on translation of foreign operations	255,790								255,790		(560)	255,230
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	8,879						8,879					8,879	1,394
Total comprehensive income for the year	5,303,141						(32,211)		255,790	5,079,562	2,708,897	8,012,038	1,257,264
Business combinations under common control (Note 39)	(395,624)		(395,624)									(395,624)
Capital injection from non-controlling shareholders	9,798			9,798							(15,087)	(5,289)
Appropriation to surplus reserves					254,642					(254,642)
Disposal of subsidiaries											(3,886)	(3,886)
Other appropriations	92,003					92,003					39,834	131,837
Share of reserves of joint ventures and associates	15,552					15,552						15,552
Distribution of other equity instruments	(209,500)									(209,500)	(140,127)	(349,627)
Offset of statutory surplus reserves against accumulated losses (Note 18)					(4,229,913)					4,229,913
Dividends distribution of subsidiaries to non- controlling shareholders											(540,418)	(540,418)
Repayment of senior perpetual securities	(2,000,000)			(12,000)				(1,988,000)			(3,386,250)	(5,386,250)
Disposal of other equity instrument investments							45,353			(45,353)
Balance at Dec. 31, 2021	¥ 57,264,687	¥ 17,022,673	¥ 26,958,144	¥ 1,159,190	¥ 1,892,286	¥ 287,983	¥ 20,760	¥ 2,498,429	¥ 600,995	¥ 6,824,227	¥ 15,518,810	¥ 72,783,497	$ 11,421,319